Spinoff Transaction (Tables)	12 Months Ended
Dec. 31, 2025
Reorganizations [Abstract]
Summary of Spinoff Transaction Indemnity Balances
The following table summarizes the indemnity-related balances with the Company's Former Parent as at December 31, 2025 and December 31, 2024:

Transaction U.S.$ millions	Note	Gross Asset (Liability)	Former Parent Asset (Liability) [1]	Net Asset (Liability)
As at December 31, 2025
Keystone XL contractual recoveries [2]	23	—	—	—
Variable toll disputes - CER [3]	23	172	127	45
Variable toll disputes - FERC [3]	23	—	—	—
MP-14 costs [4]	23	(30)	(26)	(4)
Withdrawal of Keystone Variable Toll Disputes [5]	23	(96)	(91)	(5)

As at December 31, 2024
Keystone XL contractual recoveries [2]	23	56	48	8
Variable toll disputes - CER [3]	23	114	98	16
Variable toll disputes - FERC [3]	23	(51)	(44)	(7)
MP-14 costs [4]	23	(30)	(26)	(4)
1.Represents the net asset (liability) attributable to the Former Parent included in the consolidated balance sheets.
2.Contractual recoveries from backstop agreements as a result of the cancellation of the Keystone XL project in 2021. The gross asset balance is included in contractual recoveries on the consolidated balance sheets. During the year ended December 31, 2025, the Company updated its estimate of amounts to be recovered relating to these agreements.
3.Variable toll disputes filed by customers with the CER and FERC. The gross asset and liability balances are included in the accounts receivable and accounts payable and other, respectively, on the consolidated balance sheets.
4.Amounts related to estimated costs for the MP-14 pipeline incident that occurred in 2022. The gross liability balance is included in accounts payable and other on the consolidated balance sheets.
5.Represents the outstanding liabilities subject to indemnification related to the Company and associated parties mutual agreement to withdraw all complaints and protests associated with the variable toll disputes.